Depositor: TIAA-CREF Life Insurance Company

Registrant: TIAA-CREF Life Separate Account VA-1

8500 Andrew Carnegie Blvd.

(MS SSC-C2-08)

Charlotte, NC 28262

Contact:

John D. Piller

Director, Associate General Counsel

Office: 704-988-5681

Fax: 704-988-5246

E-mail: jpiller@tiaa.org

May 3, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	TIAA-CREF Life Insurance Company (“Depositor”)

TIAA-CREF Life Separate Account VA-1 (“Registrant”)

File No. 333-46414

Rule 497(j) Certification

Single Premium Immediate Annuity Contract

Dear Sir or Madam:

On behalf of TIAA-CREF Life Insurance Company and TIAA-CREF Life Separate Account VA-1, I hereby certify that the form of prospectus and statement of additional information dated May 1, 2019 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact me at (704) 988-5681 if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ John D. Piller

John D. Piller

Director, Associate General Counsel